Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of fair value of the assets acquired and liabilities assumed as of the date of acquisition and total purchase price

The following table summarizes the fair value of the assets acquired and liabilities assumed as of the date of acquisition and total purchase price:

Amount

Cash & cash equivalents	$75,506
Accounts receivable	75,629
Prepaid expenses and other current assets	770
Security deposit, current	72,214
Accounts payable	(104,821)
Other payables	(677)
Net assets acquired	$118,621

Cash paid for acquisition	185,000
Fair value of existing equity interest in MMBD Trading	61,338
Total purchase price	$246,338

Goodwill	$127,717